Net Operating Revenue - Schedule of Contract Asset Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Contract Asset Activity [Abstract]
Beginning Balance	R$ 2,272	R$ 3,057
Increase from business acquisitions			3,296
Decrease from transfers to accounts receivable	(2,272)	(3,057)	(877)
Increase from changes based on work in progress	4,862	2,272	638
Ending Balance	R$ 4,862	R$ 2,272	R$ 3,057